Simplify Bitcoin Strategy PLUS Income ETF
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 286.3%
U.S. Treasury Bill, 5.40%, 4/2/2024(a) ......................................... $ 4,500,000 $ 4,499,348
U.S. Treasury Bill, 5.40%, 4/30/2024(a)(b) ...................................... 4,000,000 3,983,074
U.S. Treasury Bill, 5.39%, 5/21/2024(a)(c) ...................................... 45,000,000 44,671,250
U.S. Treasury Bill, 5.39%, 6/6/2024(a) ......................................... 5,500,000 5,447,440
U.S. Treasury Bill, 5.39%, 6/18/2024(a)(b) ...................................... 1,400,000 1,384,284
U.S. Treasury Bill, 5.35%, 6/25/2024(a)(b) ...................................... 4,300,000 4,247,544
Total U.S. Treasury Bills (Cost $64,232,201) ........................................ 64,232,940
Number of
Contracts Notional Amount
Purchased Options – 0.2%
Calls – Exchange-Traded – 0.1%
iShares 20+ Year Treasury Bond ETF, April Strike Price $104, Expires 4/12/24 359 3,733,600 718
ishares Russell 2000 ETF, April Strike Price $230, Expires 4/05/24 ........ 355 8,165,000 710
ishares Russell 2000 ETF, April Strike Price $230, Expires 4/12/24 ........ 914 21,022,000 5,941
SPDR Gold Shares, April Strike Price $230, Expires 4/12/24 ............. 233 5,359,000 1,631
SPDR S&P Biotech ETF, April Strike Price $109, Expires 4/05/24 ......... 806 8,785,400 1,612
SPDR S&P Biotech ETF, April Strike Price $106, Expires 4/12/24 ......... 652 6,911,200 7,498
SPDR S&P Oil & Gas Exploration & Production ETF, April Strike Price $170,
Expires 4/05/24 ............................................... 398 6,766,000 597
SPDR S&P Oil & Gas Exploration & Production ETF, April Strike Price $170,
Expires 4/12/24 ............................................... 162 2,754,000 891
19,598
Puts – Exchange-Traded – 0.1%
iShares 20+ Year Treasury Bond ETF, April Strike Price $85, Expires 4/12/24 359 3,051,500 718
S&P 500 Index, April Strike Price $4,750, Expires 4/05/24 ............... 63 29,925,000 2,363
S&P 500 Index, April Strike Price $4,750, Expires 4/10/24 ............... 64 30,400,000 6,880
9,961
Total Purchased Options (Cost $54,547) ............................................. 29,559
Total Investments – 286.5%
(Cost $64,286,748) ............................................................ $ 64,262,499
Liabilities in Excess of Other Assets – (186.5)% ....................................... (41,828,789)
Net Assets – 100.0% ............................................................ $ 22,433,710
Number of
Contracts Notional Amount
Written Options – (0.5)%
Calls – Exchange-Traded – (0.3)%
iShares 20+ Year Treasury Bond ETF, April Strike Price $98.5, Expires
4/12/24 ...................................................... (359) $ (3,536,150) $ (3,231)
ishares Russell 2000 ETF, April Strike Price $221, Expires 4/05/24 ........ (355) (7,845,500) (1,953)
ishares Russell 2000 ETF, April Strike Price $220, Expires 4/12/24 ........ (914) (20,108,000) (42,958)
SPDR Gold Shares, April Strike Price $220, Expires 4/12/24 ............. (233) (5,126,000) (5,825)
SPDR S&P Biotech ETF, April Strike Price $105, Expires 4/05/24 ......... (806) (8,463,000) (2,418)
SPDR S&P Biotech ETF, April Strike Price $102.5, Expires 4/12/24 ........ (652) (6,683,000) (18,582)

Simplify Bitcoin Strategy PLUS Income ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
2
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
Number of
Contracts Notional Amount Value
SPDR S&P Oil & Gas Exploration & Production ETF, April Strike Price $162,
Expires 4/05/24 ............................................... (398) $ (6,447,600) $ (4,577)
SPDR S&P Oil & Gas Exploration & Production ETF, April Strike Price $162,
Expires 4/12/24 ............................................... (162) (2,624,400) (6,723)
(86,267)
Puts – Exchange-Traded – (0.2)%
iShares 20+ Year Treasury Bond ETF, April Strike Price $91.5, Expires
4/12/24 ...................................................... (359) $ (3,284,850) $ (5,026)
S&P 500 Index, April Strike Price $5,050, Expires 4/05/24 ............... (63) (31,815,000) (6,930)
S&P 500 Index, April Strike Price $5,050, Expires 4/10/24 ............... (64) (32,320,000) (22,720)
(34,676)
Total Written Options (Premiums Received $162,902) ................................... $ (120,943)
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $5,058,548 have been pledged as collateral for options as of March 31, 2024.
(c) Security, or a portion thereof, in the amount of $44,671,250 has been pledged as collateral for reverse repurchase agreements as of March 31, 2024.
At March 31, 2024, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
CME Bitcoin Futures .............................. 63 $ 22,531,950 4/26/24 $ 603,470
Summary of Investment Type††
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 286.3%
Purchased Options ............................................................................... 0.2%
Total Investments ................................................................................ 286.5%
Liabilities in Excess of Other Assets .................................................................. (186.5)%
Net Assets ..................................................................................... 100.0%
At March 31, 2024, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
Morgan Stanley Capital Services LLC 5.50% 3/28/2024 4/2/2024 $ 43,777,825 $ 43,777,825
$ 43,777,825 $ 43,777,825